July 14, 2009
DIAMOND HILL FUNDS
Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill Select Fund
Diamond Hill Long-Short Fund
Diamond Hill Financial Long-Short Fund
Diamond Hill Strategic Income Fund
Supplement to Prospectus Dated April 30, 2009
Portfolio Management section on Page 11 and Page 14 has been revised as follows:
     Christopher Welch has been added as an Assistant Portfolio Manager to the Large Cap Fund and Select Fund.
Portfolio Management section on Page 20 has been revised as follows:
     William Zox has been added as an Assistant Portfolio Manager to the Financial Long-Short Fund.
This Supplement and the Prospectus dated April 30, 2009 provide the information a prospective investor ought to know before investing and should be retained for future reference.

July 14, 2009
DIAMOND HILL FUNDS
Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill Select Fund
Diamond Hill Long-Short Fund
Diamond Hill Financial Long-Short Fund
Diamond Hill Strategic Income Fund
Supplement to Statement of Additional Information Dated April 30, 2009
Portfolio Manager Holdings section on Page 43 has been revised to add the following table:

Dollar Range of Shares in the Fund
	Portfolio Manager /			$10,001 -	$50,001 -	$100,001 -	$500,001 -	Over
Fund	Assistant Portfolio Manager		None	$50,000	$100,000	$500,000	$1,000,000	$1,000,000
Large Cap Fund	Chris Welch	APM	X
Select Fund	Chris Welch	APM				X
Financial Long-Short Fund	Bill Zox	APM	X
Effective July 14, 2009 Chris Welch has been added as Assistant Portfolio Manager for the Large Cap Fund and Select Fund. Bill Zox has been added as Assistant Portfolio Manager for the Financial Long-Short Fund. The holdings reflected in the above table are as of July 14, 2009.
Other Portfolio Manager Information section: The table for Chris Welch and Bill Zox should be deleted and replaced with the following tables (as of June 30, 2009):
Chris Welch, Portfolio Manager, Small-Mid Cap Fund; Assistant Portfolio Manager, Small Cap Fund, Large Cap Fund, and Select Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	6	0	$992.5	$0
Other Pooled Investment Vehicles	3	0	$75.5	$0
Other Accounts	235	3	$1,381.9	$26.5
Bill Zox, Portfolio Manager, Strategic Income Fund; Assistant Portfolio Manager, Financial Long-Short Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	3	0	$144.8	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	29	0	$26.6	$0